Financial Assets and Liabilities - Contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 202,570	$ 159,487
Lease liabilities	297,082
Derivative liabilities	1,509	3,953
Exchangeable senior notes	2,211,244	1,604,923
Financial liabilities	2,712,405	1,768,363
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	202,570	159,487
Lease liabilities	41,584
Derivative liabilities	1,507	3,879
Exchangeable senior notes	2,211,244	1,604,923
Financial liabilities	2,456,905	1,768,289
1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease liabilities	109,015
Derivative liabilities	2	74
Exchangeable senior notes	0	0
Financial liabilities	109,017	74
3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease liabilities	54,325
Derivative liabilities	0	0
Exchangeable senior notes	0	0
Financial liabilities	54,325	0
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Lease liabilities	92,158
Derivative liabilities	0	0
Exchangeable senior notes	0	0
Financial liabilities	$ 92,158	$ 0